Leases - Summary of additional lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	$ 291	$ 346	$ 348
Right-of-use assets obtained in exchange for new liabilities: under operating leases	353	323	205
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	223	263	252
Right-of-use assets obtained in exchange for new liabilities: under operating leases	267	266	153
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	68	83	96
Right-of-use assets obtained in exchange for new liabilities: under operating leases	$ 86	$ 57	$ 52